Condensed Statements of Operations - Class of Stock [Domain] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	262,760	111,708	579,474	478,256
General and administrative	516,986	140,913	1,233,141	390,749
Total operating expenses	779,746	252,621	1,812,615	869,005
Operating loss	(779,746)	(252,621)	(1,812,615)	(869,005)
Other income (expense):
Interest income	1,177	31	593	505
Interest expense	(1,756)	(1,740)	(6,841)	(4,003)
Other expense	(891)	0	(488)	0
Amortization of debt discount	(49)	(80)	(333)	(138)
Total other income (expense)	(1,519)	(1,789)	(7,069)	(3,636)
Net loss	$ (781,265)	$ (254,410)	$ (1,819,684)	$ (872,641)
Basic and diluted net loss per share	$ (0.03)	$ (0.02)	$ (0.14)	$ (0.07)
Weighted average common shares outstanding - basic and diluted	31,198,876	12,915,343	12,915,343	12,915,343